Taxes - Expenses Recognized in OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Unrealized gain (loss) on cash flow hedges	$ 801	$ (355)	$ (1,158)
Exchange differences on translation of foreign operations	(1,895)	(1,951)	(3,742)
Remeasurements of the net defined benefit liability	(399)	11	383
Share of the other comprehensive income of equity method accounted investees	0	3,108	1,129
Total income tax expense (benefit) recognized in OCI	$ (1,493)	$ 813	$ (3,388)